Fair Value - Summary of fair value measurement of assets (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Initial balance as of January 1	S/ 19,678,194
Balance as of December 31	23,071,703	S/ 19,678,194
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Initial balance as of January 1	977,835	1,133,763
Purchases	85,777	180,344
Sales	(35,625)	(280,297)
Loss recognized on the consolidated statement of income	(108,121)	(55,975)
Balance as of December 31	S/ 919,866	S/ 977,835